Deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income.
Schedule of Deferred income

	2023	2022
	US$'000	US$'000
Carbon dioxide emissions allowances	24,965	—
Government grants	2,015	3,842
Total	26,980	3,842